Commitments and contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating lease commitments
2013	$ 2,278,474
2014	2,120,722
2015	2,091,688
2016	290,071
2017 and thereafter	196,849
Total	6,977,804
Other commitments
2013	3,385,678
2014	4,514,238
2015	4,514,238
2016	4,514,238
2017 and thereafter	19,185,510
Total	36,113,902
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Estimated amount of tax contingency	22,800,000
Financial Guarantee [Member]
Guarantor Obligations [Line Items]
Aggregate amount of guarantee	951,053,313	709,489,907
Payments to satisfy guarantee obligations	273,987	41,793	95,563
Construction Contracts for Real Estate and Land Use Rights [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Short-term commitment, Due within 1 year	$ 226,778,420